Capital Stock (Summary of Stock Option Activity) (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares, Options outstanding at January 1 (in shares) | shares	10.8
Shares, Granted (in shares) | shares	1.0
Shares, Exercised (in shares) | shares	(1.2)
Shares, Cancelled or forfeited (in shares) | shares	(0.2)
Shares, Options outstanding at December 31 (in shares) | shares	10.4
Shares, Exercisable at December 31 (in shares) | shares	6.9
Shares, Options expected to vest (in shares) | shares	3.3
Weighted-Average Exercise Price
Weighted average exercise price, Options outstanding at January 1 (in dollars per share) | $ / shares	$ 214.87
Weighted average exercise price, Granted (in dollars per share) | $ / shares	392.36
Weighted average exercise price, Exercised (in dollars per share) | $ / shares	158.83
Weighted average exercise price, Cancelled or forfeited (in dollars per share) | $ / shares	313.05
Weighted average exercise price, Options outstanding at December 31 (in dollars per share) | $ / shares	234.56
Weighted average exercise price, Exercisable at December 31 (in dollars per share) | $ / shares	195.53
Weighted average exercise price, Options expected to vest (in dollars per share) | $ / shares	$ 309.91
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average remaining contractual term, Options outstanding (in years)	5 years
Weighted-average remaining contractual term, Exercisable (in years)	3 years 8 months 12 days
Weighted-average remaining contractual term, Options expected to vest (in years)	7 years 6 months
Aggregate intrinsic value, Options outstanding | $	$ 1,246.1
Aggregate intrinsic value, Exercisable | $	1,073.4
Aggregate intrinsic value, Options expected to vest | $	$ 166.7